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(K&L GATES LOGO)                  Kirkpatrick & Lockhart Preston Gates Ellis LLP
                                  1601 K Street NW
                                  Washington, DC 20006-1600

                                  T 202.778.9000     www.klgates.com

                                             Diane E. Ambler
                                             202.778.9886
                                             Fax:  202.778.9100
                                             diane.ambler@klgates.com
December 7, 2012


EDGAR FILING

United States Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

     Re:    MetLife Insurance Company of Connecticut
         Form S-3 Registration Statement
         File No. 333-_________

Dear Sir or Madam:

    On behalf of MetLife Insurance Company of Connecticut ("MICC"), transmitted herewith for filing, pursuant to the requirements of Section 10(a) of the Securities Act of 1933, as amended (the "1933 Act") and Rule 101(a) of Regulation S-T, is a conformed electronic format copy of a registration statement on Form S-3 (the "Registration Statement") with respect to MetLife Flex Market Shield Annuity (the "Contract"), a single premium deferred annuity contract that includes shield options which permit contract owners to potentially receive interest equal to percentage returns of certain indices up to a cap rate or step rate with some downside protection against decreases in index value. The Contract is not a variable annuity and is not issued by a separate account and therefore cannot be registered on Form N-4. MICC has a number of offerings currently registered on Form S-3 (see SEC File Nos. 333-178886, 333-178885, 333-178889, 333-178888 and 333-178884).

    The Registration Statement includes a delaying amendment in accordance with Rule 473 under the 1933 Act. MICC intends to file a pre-effective amendment in early 2013 to (i) address open items in the Registration Statement and (ii) address any comments raised by the Commission staff.

    This transmission contains conformed signature pages, the manually signed originals of which are maintained at MICC's offices. Please contact Andras P. Teleki at (202) 778-9477 or the undersigned at (202) 778-9886 with any questions or comments.


                                        Sincerely,

                                        /s/ Diane E. Ambler

                                        Diane E. Ambler
Enclosure

cc  Sonny Oh, SEC